Long-term debt (Narrative) (Details) $ in Millions, $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Nov. 30, 2023 USD ($)	Jul. 24, 2023 USD ($)	Jul. 17, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Apr. 09, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs						$ 15.1	$ 12.2
Principal repayments						$ 0.0	143.0
Copper Mountain Mine (BC) Ltd. [Member]
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary						75.00%
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments									$ 1,117.4
Repurchased and retired						$ 82.6
Other expenses						0.7
Senior Notes Due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.50%	4.50%
Face amount of debt instruments									$ 575.0
Repurchased and retired						25.0
Senior Notes Due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								6.125%	6.125%
Face amount of debt instruments									$ 542.4
Repurchased and retired						57.6
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities									450.0
Revolving credit facility accordion feature									150.0
Transaction costs				$ 2.4		2.5	$ 0.7
Principal repayments						100.0
Senior secured revolving credit facilities [Member] | Canada [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of revolving credit facility						10.0
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of revolving credit facility						90.0
Letters of credit issued to support reclamation or pension obligations									0.0
Surety bonds issued to support reclamation obligations						37.0
Letters of credit									89.1
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations									24.0
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						18.4
Senior secured revolving credit facilities [Member] | British Columbia [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						45.6
Letters of credit									0.6
Senior secured revolving credit facilities [Member] | British Columbia [Member] | BC Hydro [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations						$ 1.0
Letter of credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit								$ 130.0
Letter of credit facility [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations									$ 52.7
Copper Mountain Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments										$ 250.0
Put option price percentage			101.00%
Put option premium			$ 83.3
Repayment of principal and premium amount of bonds		$ 84.1
Principal repayments					$ 5.0
Redemption of remaining principal amount outstanding	$ 54.7
Call option price percentage	104.00%